Note 7 - Due to Related Parties (Tables)	12 Months Ended
Nov. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	November 30,	November 30,
	2018	2017
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, Payable monthly (“2013 Debenture”)	$1,350,000	$1,290,465
Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, Payable monthly (“2018 Debenture”)	$440,358	-
	$1,790,358	$1,290,465